Private Placement (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Jun. 29, 2022
Private Placement [Line Items]
Shares issued (in shares)	14,375,000
Per share price (in Dollars per share)				$ 11.50
Sponsor | Agrico Acquisition Corp.
Private Placement [Line Items]
Shares issued (in shares)		7,250,000	7,250,000
Private Placement | Agrico Acquisition Corp.
Private Placement [Line Items]
Per share price (in Dollars per share)	$ 1.00	$ 1.00	$ 1.00
Additional aggregate purchase price		7,250,000	7,250,000